Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Administrative expenses
Schedule of detailed information of Administrative expenses

This caption is made up as follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Personnel expenses	32,697	32,209	34,500
Professional fees	10,920	12,393	10,517
Sundry charges	9,070	8,968	7,766
Board of Directors’ compensation	3,873	1,992	2,178
Depreciation and amortization	2,460	3,680	3,700
Short-term and low-value lease	1,554	294	611
Software licenses	1,420	1,723	1,731
Subscriptions and quotes	1,366	1,426	1,405
Insurance	1,302	1,748	1,272
Communications	825	854	973
Maintenance and repairs	546	546	579
Transport	525	278	255
Canons and tributes	447	369	318
Donations	251	607	708
Consumption of materials and supplies	242	398	393
Travel and mobility	230	100	153
Allowance for expected credit losses, note 7(i)	—	—	126
	67,728	67,585	67,185